Net Loss per Share (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Feb. 06, 2024
Net Loss per Share [Line Items]
Weighted-average restricted stock units	0.5
Weighted-average warrants	0.1
Weighted-average as-converted convertible notes	0.2
Restricted Stock Units (RSUs) [Member]
Net Loss per Share [Line Items]
Options and RSUs		0.3
Warrant [Member]
Net Loss per Share [Line Items]
Options and RSUs		0.1
Common Class A [Member] | Lynx [Member]
Net Loss per Share [Line Items]
Converted shares			1.0